Changes in Provisions for Product Warranties (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 170,562	¥ 213,943
Warranty claims paid during the period	(64,942)	(82,547)
Liabilities accrued for warranties issued during the period	97,108	60,004
Changes in liabilities for pre-existing warranties during the period	(8,583)	(17,697)
Foreign currency translation	13,888	(3,141)
Balance at end of year	¥ 208,033	¥ 170,562